Intangible assets, net - Schedule of Amortization Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,668	$ 2,055	$ 1,638
Cost of Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	693	1,141	1,369
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	386	372	$ 269
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,589	$ 542